GOVERNMENT GRANTS	12 Months Ended
Dec. 31, 2021
Receivables [Abstract]
GOVERNMENT GRANTS

NOTE 11 -GOVERNMENT GRANTS

During 2021, TAT received government grants as part of the Coronavirus Aid and Relief in total amount of $3.6 million which was recognized as a deduction from payroll and overhead cost of revenues and operating expenses. As of December 31, 2021, the “other current assets and prepaid expenses” included government grant receivable in the amount of $982.